Deposits	12 Months Ended
Dec. 31, 2024
Deposits:
Deposits

(6) Deposits

The composition of deposits at December 31, 2024 and 2023 is as follows:

	December 31, 2024		December 31, 2023
		Percentage		Percentage
	Amount	of Total	Amount	of Total
Noninterest-bearing demand	$402,254	27%	$432,687	31%
Interest-bearing demand, MMDA & savings	741,363	50%	620,244	44%
Time, $250,000 and over	147,439	10%	151,154	11%
Other time	193,675	13%	187,960	14%
Total	$1,484,731	100%	$1,392,045	100%

At December 31, 2024, the scheduled maturities of time deposits are as follows:

	Time Deposits	Other
(Dollars in thousands)	$250,000 and over	Time Deposits

2025	$142,536	$182,425
2026	2,105	7,837
2027	1,041	3,320
2028	257	868
2029	-	725
Thereafter	-	-
Total	$145,939	$195,175

The Bank did not have any brokered deposits at December 31, 2024. At December 31, 2023, the Bank had $8.1 million in time deposits purchased through third party brokers.